GENERAL (Schedule of major classes of assets and liabilities that were classified as discontinued operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 1,159	$ 1,020	$ 1,075
Trade receivables	244	392
Other accounts receivable and prepaid expenses	6	2
Inventories	845	874
PROPERTY, PLANT AND EQUIPMENT, NET	266	391
Total assets of discontinued operations	2,520	2,679
Trade payables	54	10
Accrued expenses and other liabilities	211	216
Total liabilities of discontinued operations	$ 265	$ 226